Summary of Significant Accounting Policies - Weighted Average Shares of Unvested Restricted Stock (Detail) - shares shares in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Unvested restricted stock	350	309	332	271	293	238	309